Changes in accounting policies - Lease Liabilities Reconciliation (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of changes in accounting estimates [line items]
Operating lease commitment as at March 31, 2019			$ 253.4
Operating leases		$ (3.1)
Leases committed not yet commenced		(71.5)
Undiscounted lease payments		178.8
Discount at incremental borrowing rate		(28.0)
Lease liabilities	$ 227.9	150.8	0.0
Current lease liabilities	35.9	19.2	0.0
Non-current lease liabilities	$ 192.0	$ 131.6	$ 0.0